AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	ADVERTISING — 0.7%
5,931	Trade Desk, Inc. - Class A*	$697,070

	AEROSPACE/DEFENSE — 1.3%
3,093	General Electric Co.	515,882
778	Lockheed Martin Corp.	378,061
3,795	RTX Corp.	439,157
		1,333,100
	AGRICULTURE — 0.3%
2,214	Altria Group, Inc.	115,770
1,846	Philip Morris International, Inc.	222,166
		337,936
	AUTO MANUFACTURERS — 0.1%
244	Tesla, Inc.*	98,537

	BANKS — 1.8%
7,788	Bank of America Corp.	342,283
352	Goldman Sachs Group, Inc.	201,562
3,173	JPMorgan Chase & Co.	760,600
1,389	Morgan Stanley	174,625
3,796	Wells Fargo & Co.	266,631
		1,745,701
	BEVERAGES — 0.7%
5,415	Coca-Cola Co.	337,138
223	Constellation Brands, Inc. - Class A	49,283
1,802	PepsiCo, Inc.	274,012
		660,433
	BIOTECHNOLOGY — 0.2%
186	Amgen, Inc.	48,479
898	Corteva, Inc.	51,150
394	Illumina, Inc.*	52,650
		152,279
	BUILDING MATERIALS — 0.0%
79	Martin Marietta Materials, Inc.	40,804

	CHEMICALS — 0.6%
267	Air Products and Chemicals, Inc.	77,441
909	Dow, Inc.	36,478
570	DuPont de Nemours, Inc.	43,462
346	Ecolab, Inc.	81,075
657	Linde PLC[1]	275,066

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHEMICALS (Continued)
320	Sherwin-Williams Co.	$108,778
		622,300
	COMMERCIAL SERVICES — 2.7%
5,559	Automatic Data Processing, Inc.[2]	1,627,286
1,076	S&P Global, Inc.	535,880
1,921	Verisk Analytics, Inc.	529,101
		2,692,267
	COMPUTERS — 10.2%
9,159	Accenture PLC - Class A1	3,222,045
4,844	Apple, Inc.[2]	1,213,034
6,686	Cognizant Technology Solutions Corp. - Class A2	514,153
3,172	Crowdstrike Holdings, Inc. - Class A*,[2]	1,085,332
9,110	Fortinet, Inc.*,[2]	860,713
1,039	Gartner, Inc.*	503,364
12,423	International Business Machines Corp.[2]	2,730,948
		10,129,589
	COSMETICS/PERSONAL CARE — 0.7%
1,128	Colgate-Palmolive Co.	102,546
3,244	Procter & Gamble Co.	543,857
		646,403
	DISTRIBUTION/WHOLESALE — 0.8%
12,992	Copart, Inc.*	745,611

	DIVERSIFIED FINANCIAL SERVICES — 10.3%
626	American Express Co.	185,790
179	Blackrock, Inc.	183,495
2,766	Coinbase Global, Inc. - Class A*	686,798
8,693	Mastercard, Inc. - Class A2	4,577,473
14,704	Visa, Inc. - Class A2	4,647,052
		10,280,608
	ELECTRIC — 0.0%
110	Duke Energy Corp.	11,852
310	NextEra Energy, Inc.	22,224
157	Southern Co.	12,924
		47,000
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
1,368	Eaton Corp. PLC[1]	453,998

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS — 0.5%
2,238	Honeywell International, Inc.	$505,542

	FOOD — 0.1%
1,844	Mondelez International, Inc. - Class A	110,142

	HEALTHCARE-PRODUCTS — 3.5%
4,728	Abbott Laboratories	534,784
742	Agilent Technologies, Inc.	99,680
3,641	Boston Scientific Corp.*	325,214
1,845	Danaher Corp.	423,520
1,555	Edwards Lifesciences Corp.*	115,117
943	GE HealthCare Technologies, Inc.	73,724
208	IDEXX Laboratories, Inc.*	85,995
916	Intuitive Surgical, Inc.*	478,115
3,310	Medtronic PLC[1]	264,403
375	ResMed, Inc.	85,759
983	Stryker Corp.	353,929
1,038	Thermo Fisher Scientific, Inc.	539,999
185	West Pharmaceutical Services, Inc.	60,599
		3,440,838
	HEALTHCARE-SERVICES — 2.0%
1,201	Centene Corp.*	72,756
760	Cigna Group	209,866
630	Elevance Health, Inc.	232,407
512	HCA Healthcare, Inc.	153,677
311	Humana, Inc.	78,904
2,509	UnitedHealth Group, Inc.[2]	1,269,203
		2,016,813
	HOUSEHOLD PRODUCTS/WARES — 0.1%
437	Kimberly-Clark Corp.	57,264

	INSURANCE — 2.7%
5,877	Berkshire Hathaway, Inc. - Class B*,[2]	2,663,927

	INTERNET — 21.8%
6,313	Airbnb, Inc. - Class A*	829,591
27,421	Alphabet, Inc. - Class A2	5,190,795
841	Amazon.com, Inc.*	184,507
21	Cogent Communications Holdings, Inc.	1,618
4,801	DoorDash, Inc. - Class A*	805,368
604	MercadoLibre, Inc.*	1,027,066
8,067	Meta Platforms, Inc. - Class A2	4,723,309
5,224	Netflix, Inc.*,[2]	4,656,256

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
8,876	Palo Alto Networks, Inc.*,[2]	$1,615,077
1,902	Spotify Technology S.A.*,[1]	850,917
30,144	Uber Technologies, Inc.*,[2]	1,818,286
		21,702,790
	MACHINERY-CONSTRUCTION & MINING — 0.6%
1,583	Caterpillar, Inc.	574,249

	MEDIA — 0.1%
48	Charter Communications, Inc. - Class A*	16,453
2,147	Comcast Corp. - Class A	80,577
		97,030
	MINING — 0.1%
1,864	Freeport-McMoRan, Inc.	70,981
1,489	Newmont Corp.	55,421
		126,402
	OIL & GAS — 0.6%
965	Chevron Corp.	139,771
613	ConocoPhillips	60,791
268	EOG Resources, Inc.	32,851
2,495	Exxon Mobil Corp.	268,387
177	Marathon Petroleum Corp.	24,692
223	Phillips 66	25,406
		551,898
	OIL & GAS SERVICES — 0.0%
692	Schlumberger N.V.[1]	26,531

	PHARMACEUTICALS — 1.0%
610	AbbVie, Inc.	108,397
746	Becton Dickinson & Co.	169,245
450	Cencora, Inc.	101,106
3,418	CVS Health Corp.	153,434
1,023	Dexcom, Inc.*	79,559
290	Eli Lilly & Co.	223,880
832	Johnson & Johnson	120,324
876	Merck & Co., Inc.	87,144
		1,043,089
	PIPELINES — 0.1%
1,097	Kinder Morgan, Inc.	30,058
308	ONEOK, Inc.	30,923

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES (Continued)
643	Williams Cos., Inc.	$34,799
		95,780
	RETAIL — 0.6%
39	Costco Wholesale Corp.	35,735
87	Home Depot, Inc.	33,842
6,104	Walmart, Inc.	551,496
		621,073
	SEMICONDUCTORS — 1.7%
490	Advanced Micro Devices, Inc.*	59,187
150	Analog Devices, Inc.	31,869
247	Applied Materials, Inc.	40,170
1,488	Broadcom, Inc.	344,978
336	Micron Technology, Inc.	28,278
7,815	NVIDIA Corp.	1,049,476
334	QUALCOMM, Inc.	51,309
273	Texas Instruments, Inc.	51,190
		1,656,457
	SOFTWARE — 32.8%
5,937	Adobe, Inc.*,[2]	2,640,065
3,410	AppLovin Corp. - Class A*	1,104,260
2,931	Autodesk, Inc.*,[2]	866,316
3,693	Cadence Design Systems, Inc.*,[2]	1,109,599
4,464	Datadog, Inc.*	637,861
331	Fair Isaac Corp.*	658,998
7,046	Fidelity National Information Services, Inc.[2]	569,105
1,860	Fiserv, Inc.*	382,081
3,820	Intuit, Inc.[2]	2,400,870
10,940	Microsoft Corp.[2]	4,611,210
2,389	MicroStrategy, Inc. - Class A*	691,902
23,457	Oracle Corp.[2]	3,908,875
30,737	Palantir Technologies, Inc. - Class A*	2,324,639
1,369	Roper Technologies, Inc.[2]	711,675
13,031	Salesforce, Inc.[2]	4,356,654
2,808	ServiceNow, Inc.*,[2]	2,976,817
4,809	Snowflake, Inc. - Class A*,[2]	742,558
2,094	Synopsys, Inc.*,[2]	1,016,344
405	Veeva Systems, Inc. - Class A*	85,151
3,056	Workday, Inc. - Class A*,[2]	788,540
		32,583,520
	TELECOMMUNICATIONS — 0.3%
77	AST SpaceMobile, Inc.*	1,625

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
3,986	AT&T, Inc.	$90,761
1,195	Cisco Systems, Inc.	70,744
111	Frontier Communications Parent, Inc.*	3,852
55	Iridium Communications, Inc.	1,596
458	Lumen Technologies, Inc.*	2,432
272	T-Mobile US, Inc.	60,038
2,223	Verizon Communications, Inc.	88,898
		319,946
	TRANSPORTATION — 0.5%
2,094	Union Pacific Corp.	477,516
	TOTAL COMMON STOCKS
	(Cost $66,367,678)	99,354,443

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
2,991,757	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[3]	2,991,757
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,991,757)	2,991,757

	TOTAL INVESTMENTS — 103.0%
	(Cost $69,359,435)	102,346,200
	Liabilities in Excess of Other Assets — (3.0)%	(2,996,112)
	TOTAL NET ASSETS — 100.0%	$99,350,088

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2024, the aggregate value of those securities was $44,985,225, representing 45.3% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	1/2/25	$108,358,834	$15,059	$(306,166)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	1/2/25	58,323,504	697	(2,475,969)
TOTAL EQUITY SWAP CONTRACTS								$(2,782,135)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was (12.79)% and 12.79%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of			Percentage of Equity
Shares	Description	Value	Swap's Notional Amount
16,161	Alphabet, Inc. - Class A	$3,059,277	5.25%
4,754	Meta Platforms, Inc. - Class A	2,783,515	4.77%
3,079	Netflix, Inc.	2,744,374	4.71%
8,666	Visa, Inc. - Class A	2,738,803	4.70%
6,448	Microsoft Corp.	2,717,832	4.66%
5,123	Mastercard, Inc. - Class A	2,697,618	4.63%
7,680	Salesforce, Inc.	2,567,654	4.40%
13,825	Oracle Corp.	2,303,798	3.95%
5,398	Accenture PLC - Class A	1,898,962	3.26%
1,655	ServiceNow, Inc.	1,754,499	3.01%
7,322	International Business Machines Corp.	1,609,595	2.76%
3,464	Berkshire Hathaway, Inc. - Class B	1,570,162	2.69%
3,499	Adobe, Inc.	1,555,935	2.67%
2,252	Intuit, Inc.	1,415,382	2.43%
18,115	Palantir Technologies, Inc. - Class A	1,370,037	2.35%
17,765	Uber Technologies, Inc.	1,071,585	1.84%
3,276	Automatic Data Processing, Inc.	958,983	1.64%
1,479	UnitedHealth Group, Inc.	748,167	1.28%
2,855	Apple, Inc.	714,949	1.23%
2,176	Cadence Design Systems, Inc.	653,801	1.12%
2,009	AppLovin Corp. - Class A	650,574	1.12%
1,869	Crowdstrike Holdings, Inc. - Class A	639,497	1.10%
4,606	NVIDIA Corp.	618,540	1.06%
356	MercadoLibre, Inc.	605,357	1.04%
1,234	Synopsys, Inc.	598,934	1.03%
1,727	Autodesk, Inc.	510,449	0.88%
5,368	Fortinet, Inc.	507,169	0.87%
1,121	Spotify Technology S.A.	501,513	0.86%
3,721	Airbnb, Inc. - Class A	488,977	0.84%
2,616	Palo Alto Networks, Inc.	476,007	0.82%
2,830	DoorDash, Inc. - Class A	474,733	0.81%
1,801	Workday, Inc. - Class A	464,712	0.80%
1,870	JPMorgan Chase & Co.	448,258	0.77%
7,657	Copart, Inc.	439,435	0.75%
2,834	Snowflake, Inc. - Class A	437,598	0.75%
807	Roper Technologies, Inc.	419,519	0.72%
3,496	Trade Desk, Inc. - Class A	410,885	0.70%
1,408	MicroStrategy, Inc. - Class A	407,785	0.70%
1,630	Coinbase Global, Inc. - Class A	404,729	0.69%
195	Fair Isaac Corp.	388,231	0.67%
2,631	Datadog, Inc.	375,944	0.64%
933	Caterpillar, Inc.	338,455	0.58%
4,152	Fidelity National Information Services, Inc.	335,357	0.57%
3,597	Walmart, Inc.	324,989	0.56%
1,912	Procter & Gamble Co.	320,547	0.55%
612	Thermo Fisher Scientific, Inc.	318,381	0.55%
634	S&P Global, Inc.	315,751	0.54%
2,786	Abbott Laboratories	315,124	0.54%
1,132	Verisk Analytics, Inc.	311,787	0.53%
1,823	General Electric Co.	304,058	0.52%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.